CONVERTIBLE NOTE (Tables)	12 Months Ended
Dec. 31, 2015
CONVERTIBLE NOTE [Abstract]
Reconciliation of Derivative Redemption Feature Measured at Fair Value on Recurring Basis
Derivative redemption feature
RMB

Balance as of December 31, 2012	-
Fair value of the derivative redemption feature on issuance date	22,355
Change in fair value of the derivative redemption feature	26,809
Settlement of the derivate redemption feature upon IPO	(49,164)

Balance as of December 31, 2013	-